UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number 811-03779


       Name of Fund:  BBH TRUST

			BBH Money Market Fund
			BBH U.S. Treasury Money Fund
			BBH Tax Fee Short/Intermediate Fixed Income Fund
			BBH Tax Exempt Money Fund

               (Exact name of registrant as specified in charter)

               		40 Water Street Boston MA., 02109
                    (Address of principal executive offices)


       			Charles Schreiber, Principal Financial Officer,
			BBH Trust, 40 Water Street,
        			Boston, MA, 02109
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)


Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH MONEY MARKET FUND -

The Fund's underlying assets are invested with the Master Fund
 (BBH US Money Market Portfolio 1940 Act File Number 811-08842)

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

	Principal
	Amount											Value
			U.S. TREASURY BILL (a) (100.3%)
$	113,428,000 	due 05/04/06, 4.387% 							$112,971,849

			TOTAL INVESTMENTS, AT AMORTIZED COST	100.3%				112,971,849
			LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)				(353,785)
			NET ASSETS				100.0%				$112,618,064

(a)	Rates shown are yields to maturity
                   at time of purchase.

	Portfolio holdings are shown as of
                   the date indicated.  Since market
                   conditions fluctuate suddenly and
	frequently, the portfolio holdings
                  may change and this list is not
                  indicative of future portfolio
                  composition. These portfolio
                   holdings are not intended to
                   be and do not constitute
                   recommendations that others buy,
	sell, or hold any of the securities
                   listed.

	An investment in money market
                  funds is neither insured nor
                   guaranteed by the Federal
                   Deposit Insurance
	Corporation or any other government
                   agency. Although money
                   market funds seek to preserve
                   the value of your investment at
                  $1.00 per share, it is possible to
                  lose money by investing in these funds.

	For more complete information
	 on the fund, call 1-800-625-5759
	for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other
	 important subjects is in the Fund's
	 prospectus, which you should read
	carefully before investing.

	The BBH Fund Family is managed
	 by Brown Brothers Harriman.
	 The Distributor is Edgewood Services, Inc.
	  Date of first use: 5/06.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

	Principal								Maturity		Interest
	Amount								Date		Rate		Value

			MUNICIPAL BONDS (99.4%)
			CERTIFICATES OF PARTICIPATION (1.6%)
$	1,060,000 	Platte County, Missouri				03/01/08		4.000 %		$1,068,883

			EDUCATION (9.6%)
	1,000,000 	Arizona State University				07/01/08		5.000 		1,029,580
	1,500,000 	Florida State Board of Education Lottery Revenue		07/01/09		5.250 		1,572,135
	1,000,000 	Greenville County, South Carolina, School District		12/01/07		5.000 		1,019,670
	575,000 		New York State Dormitory Authority			02/15/07		3.000 		570,665
	1,000,000 	Pennsylvania State Higher Educational Facilities
				 Authority					09/01/10		5.250 		1,060,770
	1,000,000 	Virginia State Public School Authority			08/01/09		5.000 		1,040,870
			Total Education									6,293,690

			GENERAL OBLIGATIONS (41.9%)
	1,000,000 	Beaufort County, South Carolina, School District		03/01/08		4.000 		1,007,280
	1,000,000 	Branson, Missouri, School District			03/01/08		4.000 		1,008,750
	200,000 		California State					02/01/08		5.000 		204,814
	1,000,000 	California State					02/01/09		6.000 		1,059,940
	1,000,000 	California State					03/01/09		5.000 		1,035,750
	500,000 		Chicago, Illinois					01/01/08		4.000 		503,570
	570,000 		Connecticut State					05/01/09		5.000 		591,820
	1,000,000 	Dallas, Texas					02/15/08		4.000 		1,006,740
	1,090,000 	District of Columbia					06/01/09		5.500 		1,146,876
	1,000,000 	Guilford County, North Carolina1			10/01/22		4.000 		1,005,890
	1,000,000 	Illinois State					04/01/10		5.500 		1,065,420
	820,000 		Las Vegas-Clark County, Nevada, Library District		06/01/07		2.750 		808,331
	580,000 		Las Vegas-Clark County, Nevada, Library District		06/01/08		3.000 		568,533
	1,000,000 	Massachusetts State					02/01/09		5.500 		1,048,860
	1,000,000 	Massachusetts State					09/01/09		5.000 		1,039,260
	1,000,000 	Mississippi State					07/01/08		5.500 		1,037,620
	1,360,000 	Mississippi State					11/01/08		5.000 		1,401,616
	1,500,000 	New Jersey State					07/15/09		5.000 		1,561,005
	1,500,000 	New York, New York				08/01/08		5.250 		1,549,845
	1,000,000 	New York, New York				08/01/08		5.250 		1,033,230
	1,500,000 	North Carolina State					04/01/09		5.000 		1,558,575
	505,000 		Ocean Township, New Jersey, Board of Education		03/01/08		4.250 		510,792
	1,000,000 	Pennsylvania State					01/01/10		5.250 		1,053,960
	1,000,000 	Pennsylvania State					02/01/10		5.250 		1,055,090
	1,000,000 	San Antonio, Texas					02/01/09		4.500 		1,020,400
	1,065,000 	Southington, Connnecticut				09/15/08		2.500 		1,025,478
	1,000,000 	Tulsa, Oklahoma					06/01/09		5.000 		1,037,730
	500,000 		Utah State						07/01/09		5.375 		526,095
			Total General Obligations								27,473,270

			HEALTH CARE (2.4%)
	250,000 		California Health Facilities Financing Authority Revenue	11/15/08		5.000 		258,198
	525,000 		Chemung County, New York, Industrial Development Agency	11/01/06		4.000 		525,520
	500,000 		Harris County, Texas, Health Facilities Development Authority	12/01/07		5.000 		509,275
	250,000 		Henderson, Nevada, Health Care Facility Revenue		07/01/08		5.000 		256,258
			Total Health Care									1,549,251

			HOUSING (1.6%)
	1,000,000 	Puerto Rico Housing Finance Authority			12/01/08		4.500 		1,023,880

			INDUSTRIALS (5.5%)
	1,080,000 	Kansas State Development Finance Authority Revenue		11/01/09		5.250 		1,137,726
	2,335,000 	Rhode Island State Economic Development Corp. Revenue	06/15/09		5.250 		2,445,842
			Total Industrials									3,583,568

			MISCELLANEOUS (12.7%)
	500,000 		Energy Northwest, Washington, Electric Revenue		07/01/10		5.000 		523,260
	1,545,000 	Metropolitan Pier & Exposition Authority			06/15/09		5.250 		1,615,498
	1,000,000 	Michigan State Building Authority Revenue			10/15/09		5.500 		1,059,010
	1,035,000 	New York State Local Government Assistance Corp.		04/01/08		4.000 		1,042,079
	1,000,000 	New York State Urban Development Corp.			01/01/21		5.250 		1,036,790

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2006 (unaudited)

	Principal								Maturity		Interest
	Amount								Date		Rate		Value
			MUNICIPAL BONDS (continued)
			MISCELLANEOUS (continued)
$	1,000,000 	Ohio State						06/15/09		4.000 %		$1,010,120
	1,000,000 	Ohio State Building Authority				10/01/10		5.000 		1,053,310
	1,000,000 	Southcentral Pennsylvania General Authority Revenue1		06/01/30		4.500 		1,023,070
			Total Miscellaneous									8,363,137

			PRE-REFUNDED (4.1%)2
	550,000 		New Hanover County, North Carolina			11/01/10		5.750 		606,067
	500,000 		Oklahoma Development Finance Authority			08/15/09		5.625 		533,735
	1,000,000 	Washington State					07/01/09		5.500 		1,054,410
	500,000 		Wisconsin State Clean Water Revenue			06/01/08		5.000 		514,160
			Total Pre-Refunded									2,708,372

			SALES TAX (3.7%)
	1,100,000 	Massachusetts State School Building Authority
			Dedicated Sales Tax Revenue				08/15/09		5.000 		1,146,519
	1,265,000 	Wichita, Kansas Sales Tax				04/01/08		5.000 		1,299,180
			Total Sales Tax									2,445,699

			TRANSPORTATION (8.5%)
	1,150,000 	Colorado Department of Transportation			06/15/10		5.250 		1,218,598
	500,000 		Metropolitan Transportation Authority, New York, Revenue	11/15/10		5.000 		523,845
	1,000,000 	New Jersey State Transportation Trust			06/15/08		5.500 		1,036,900
	1,000,000 	New Jersey State Transportaton Trust			06/15/09		5.000 		1,037,250
	1,000,000 	New York State Thruway Authority			03/15/08		5.000 		1,024,340
	700,000 		Phoenix, Arizona, Street & Highway User Revenue		07/01/08		4.500 		712,642
			Total Transportation									5,553,575

			UTILITIES (5.6%)
	1,000,000 	Colorado Springs, Colorado, Utilities Revenue		11/15/08		5.000 		1,034,300
	1,000,000 	Colorado Springs, Colorado, Utilities Revenue		11/15/09		5.250 		1,053,630
	1,000,000 	Salt River Project, Arizona				01/01/10		5.000 		1,046,020
	500,000 		San Antonio, Texas, Electric & Gas			02/01/10		5.250 		525,205
			Total Utilities									3,659,155

			WATER/SEWER (2.2%)
	1,345,000 	Anderson, South Carolina, Water & Sewer Revneue		07/01/08		4.000 		1,356,997
	100,000 		Metropolitan Water District of Southern California1		07/01/36		2.950 		100,000
			Total Water/Sewer									1,456,997

			TOTAL INVESTMENTS (Identified cost $66,276,778)3			99.4 %		$65,179,477
			OTHER ASSETS IN EXCESS OF LIABILITIES				0.6 		411,894
			NET ASSETS							100.0%		$65,591,371

1   Variable rate instrument. Interest
 rates change on specific dates
(such as a coupon or interest
payment date). The yield shown
represents the March 31, 2006
coupon rate.

2    For pre-refunded
 obligations, the stated
maturity date represents
the date of redemption
which, pursuant to the
terms of the escrow
agreement, has been
accelerated from the
original stated maturity
date.

3   The aggregate cost for
 federal income tax purposes
 is $66,276,778.  The
aggregate gross
unrealized appreciation
 is $0, and the aggregate
gross unrealized depreciation
 is $1,097,301, resulting in net
unrealized depreciation of
$1,097,301.

      Portfolio holdings are
 shown as of the date indicated.
  Since market conditions
 fluctuate suddenly and
 frequently, the portfolio
holdings may change
 and this list is not indicative
of future portfolio
 composition.
These portfolio holdings are
 not intended to be and
do not constitute
 recommendations that
 others buy, sell, or hold
 any of the securities listed.

 For more complete information
on the fund, call 1-800-625-5759
 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.

Information about these and other
important subjects is in the Fund's
 prospectus, which you should read
carefully before investing.

 The BBH Fund Family is managed
by Brown Brothers Harriman.
The Distributor is Edgewood
Services, Inc.

      Date of first use: 5/06.

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

	Principal				Maturity		Interest
	Amount				Date		Rate					Value
			MUNICIPAL BONDS (86.7%)
			CERTIFICATE OF PARTICIPATION (0.4%)
$	2,100,000 		Denver, Colorado, City & Council1		04/05/06		3.170 	%			$	2,100,000

			EDUCATION (16.4%)
	7,345,000 		Connecticut State Health & Educational Facilities Authority1		04/03/06		3.050 					7,345,000
	4,300,000 		Connecticut State Health & Educational Facilities Authority1		04/03/06		3.050 					4,300,000
	1,900,000 		Connecticut State Health & Educational Facilities Authority1		04/03/06		3.050 					1,900,000
	4,000,000 		Connecticut State Health & Educational Facilities Authority1		04/05/06		3.100 					4,000,000
	3,300,000 		Connecticut State Health & Educational Facilities Authority1		04/05/06		3.100 					3,300,000
	1,000,000 		Indiana University		08/01/06		5.250 					1,007,044
	5,900,000 		Massachusetts State Development Finance Agency, Boston University Revenue1		04/03/06		3.090 					5,900,000
	5,000,000 		Massachusetts State Health & Educational Facilities Authority1		04/03/06		2.920 					5,000,000
	1,950,000 		Massachusetts State Health & Educational Facilities Authority1		04/03/06		3.170 					1,950,000
	3,000,000 		Massachusetts State Health & Educational Facilities Authority1		04/06/06		3.030 					3,000,000
	5,000,000 		Michigan State University1		04/05/06		3.170 					5,000,000
	2,800,000 		New Hampshire Health & Education Facilities Authority1		04/05/06		3.170 					2,800,000
	8,400,000 		New Hampshire Health & Education Facilities Authority1		04/05/06		3.170 					8,400,000
	2,360,000 		New Jersey State Educational Facilities Authority1		04/03/06		2.870 					2,360,000
	12,000,000 		New Jersey State Educational Facilities Authority1		04/03/06		2.900 					12,000,000
	2,000,000 		New York State Dormitory Authority1		04/06/06		3.170 					2,000,000
	1,500,000 		Oakland University, Michigan1		04/05/06		3.200 					1,500,000
	1,000,000 		Ohio State University1		04/05/06		3.050 					1,000,000
	1,000,000 		Ohio State University1		04/06/06		3.130 					1,000,000
	3,000,000 		Ohio State University1		04/06/06		3.130 					3,000,000
	1,455,000 		Texas A & M University		05/15/06		4.000 					1,456,369
	2,500,000 		University of Missouri1		04/03/06		3.160 					2,500,000
	1,800,000 		University of Pittsburgh1		04/05/06		3.170 					1,800,000
	3,000,000 		University of Texas		07/01/06		5.000 					3,015,042
	5,800,000 		Washington State Health Care Facilities Authority1		04/03/06		3.100 					5,800,000
			Total Education									91,333,455

			GENERAL OBLIGATIONS (25.4%)
	2,400,000 		Arlington County, Virginia		05/15/06		5.000 					2,406,816
	4,000,000 		Clark County, Nevada, School District1		04/03/06		3.070 					4,000,000
	1,000,000 		Columbus, Ohio		06/15/06		6.000 					1,005,773
	2,610,000 		Columbus, Ohio		07/01/06		5.000 					2,620,822
	5,000,000 		Connecticut State1		04/06/06		3.180 					5,000,000
	1,000,000 		Delaware State		07/01/06		5.000 					1,003,982
	6,200,000 		District of Columbia		06/01/06		5.500 					6,223,128
	2,385,000 		District of Columbia1		04/05/06		3.200 					2,385,000
	1,500,000 		Durham County, North Carolina		05/01/06		5.000 					1,502,904
	9,800,000 		Fairfax County, Virginia		04/01/06		5.000 					9,800,000
	3,475,000 		Florida State Board of Education Public Education		06/01/06		5.000 					3,487,261
	6,060,000 		Georgia State		05/01/06		4.500 					6,066,558
	3,000,000 		Georgia State		07/01/06		5.750 					3,018,600
	1,200,000 		Hawaii State		08/01/06		5.000 					1,206,393
	1,900,000 		King County, Washington		06/01/06		5.000 					1,906,908
	1,500,000 		Maryland State		08/01/06		5.000 					1,510,558
	3,800,000 		Massachusetts State1		04/03/06		3.190 					3,800,000
	2,625,000 		Massachusetts State1		04/06/06		3.200 					2,625,000
	2,000,000 		Minneapolis, Minnesota1		04/06/06		3.040 					2,000,000
	620,000 		Minneapolis, Minnesota1		04/06/06		3.040 					620,000
	9,300,000 		Minneapolis, Minnesota1		04/06/06		3.040 					9,300,000
	1,000,000 		Minnesota State		08/01/06		5.000 					1,006,870
	1,000,000 		Minnesota State		10/01/06		5.000 					1,010,294

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2006 (unaudited)

	Principal				Maturity		Interest
	Amount				Date		Rate					Value
			MUNICIPAL BONDS (continued)
			GENERAL OBLIGATIONS (continued)
$	5,000,000 		Minnesota State		10/01/06		5.000 	%			$	5,043,629
	1,500,000 		Minnesota State		11/01/06		5.500 					1,519,725
	8,000,000 		New Jersey State		06/23/06		4.000 					8,007,953
	900,000 		New York, New York1		04/03/06		3.050 					900,000
	1,800,000 		New York, New York1		04/03/06		3.050 					1,800,000
	750,000 		New York, New York1		04/03/06		3.050 					750,000
	1,300,000 		New York, New York1		04/03/06		3.050 					1,300,000
	5,275,000 		New York, New York1		04/03/06		3.050 					5,275,000
	1,900,000 		New York, New York1		04/03/06		3.090 					1,900,000
	600,000 		New York, New York1		04/03/06		3.090 					600,000
	600,000 		New York, New York1		04/03/06		3.150 					600,000
	4,000,000 		New York, New York1		04/03/06		3.160 					4,000,000
	1,175,000 		Pennsylvania State		09/15/06		5.125 					1,183,622
	2,000,000 		Port Saint Lucie, Florida		07/01/06		4.000 					2,005,478
	2,000,000 		South Carolina State		04/01/06		5.000 					2,000,000
	5,500,000 		South Carolina State		08/01/06		4.000 					5,521,573
	1,590,000 		South Carolina State		08/01/06		5.000 					1,598,021
	1,000,000 		South Carolina State		11/01/06		4.000 					1,002,810
	2,500,000 		Stamford, Connecticut		07/15/06		5.000 					2,515,515
	10,675,000 		Texas State		08/31/06		4.500 					10,728,619
	1,000,000 		Utah State		07/01/06		5.500 					1,006,598
	3,000,000 		Virginia State		06/01/06		4.000 					3,005,933
	2,000,000 		Wake County		04/01/06		5.000 					2,000,000
	1,375,000 		Washington Subdivision Sanitation District, Maryland		06/01/06		4.000 					1,378,077
	2,200,000 		Washington Subdivision Sanitation District, Maryland1		04/05/06		3.100 					2,200,000
			Total General Obligations									141,349,420

			HEALTH CARE (4.0%)
	2,400,000 		Harris County, Texas, Health Facilities Development Corp.1		04/03/06		3.160 					2,400,000
	800,000 		Harris County, Texas, Health Facilities Development Corp.1		04/03/06		3.180 					800,000
	8,000,000 		New York State Dormitory Authority Revenue1		04/06/06		3.120 					8,000,000
	1,500,000 		Oklahoma State Industries Authority, Hospital Revenue1		04/03/06		3.180 					1,500,000
	4,700,000 		Reno, Nevada, Hospital Revenue1		04/03/06		3.100 					4,700,000
	5,000,000 		Royal Oak, Michigan, Hospital Finance Authority1		04/03/06		3.180 					5,000,000
			Total Health Care									22,400,000

			INDUSTRIAL (13.8%)
	2,600,000 		Berkeley County, South Carolina, Pollution Control Revenue1		04/03/06		3.170 					2,600,000
	1,000,000 		California Pollution Control Financing Authority1		04/03/06		3.020 					1,000,000
	1,100,000 		California Statewide Communities Development Authority, Pollution Control Revenue1		04/03/06		3.100 					1,100,000
	10,000,000 		Columbia, Alabama, Pollution Control Revenue1		04/03/06		3.100 					10,000,000
	9,600,000 		Columbia, Alabama, Pollution Control Revenue1		04/03/06		3.100 					9,600,000
	600,000 		Delaware County, Pennsylvania, Industrial Development Authority1		04/05/06		3.170 					600,000
	1,000,000 		East Baton Rouge, Parish Louisiana, Pollution Control Revenue1		04/03/06		3.070 					1,000,000
	9,750,000 		Forsyth, Montana, Pollution Control Revenue1		04/03/06		3.170 					9,750,000
	3,400,000 		Gulf Coast Waste Disposal Authority, Texas1		04/03/06		3.070 					3,400,000
	1,800,000 		Harris County, Texas, Pollution Control Revenue1		04/03/06		3.070 					1,800,000
	1,000,000 		Hurley, New Mexico, Pollution Control Revenue1		04/03/06		3.190 					1,000,000
	5,000,000 		Jackson County, Mississippi, Port Facility Revenue1		04/03/06		3.180 					5,000,000
	5,850,000 		Joliet, Illinois, Regional Port District1		04/03/06		3.070 					5,850,000
	2,700,000 		Kemmerer, Wyoming, Pollution Control Revenue1		04/03/06		3.120 					2,700,000
	2,700,000 		Lincoln County, Wyoming, Pollution Control Revenue1		04/03/06		3.070 					2,700,000
	5,000,000 		Lincoln County, Wyoming, Pollution Control Revenue1		04/03/06		3.070 					5,000,000
	2,600,000 		Lincoln County, Wyoming, Pollution Control Revenue1		04/03/06		3.070 					2,600,000
	500,000 		Lincoln County, Wyoming, Pollution Control Revenue1		04/03/06		3.110 					500,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2006 (unaudited)

	Principal				Maturity		Interest
	Amount				Date		Rate					Value
			MUNICIPAL BONDS (continued)
			INDUSTRIAL (continued)
$	800,000 		Midlothian, Texas, Pollution Control Revenue1		04/05/06		3.200 	%			$	800,000
	1,000,000 		Port Arthur, Texas, Navigation District1
		04/03/06		3.180 					1,000,000
	1,800,000 		Sweetwater County, Wyoming, Pollution Control Revenue1		04/03/06		3.170 					1,800,000
	1,300,000 		Valdez, Alaska, Marine Terminal Revenue1		04/03/06		3.020 					1,300,000
	2,200,000 		Valdez, Alaska, Marine Terminal Revenue1		04/03/06		3.020 					2,200,000
	3,600,000 		Valdez, Alaska, Marine Terminal Revenue1		04/03/06		3.070 					3,600,000
			Total Industrial									76,900,000

			MISCELLANEOUS (8.6%)
	3,125,000 		Alaska State Housing Finance Corp. Revenue1		04/06/06		3.250 					3,125,000
	1,200,000 		California Housing Finance Agency1		04/05/06		3.180 					1,200,000
	2,400,000 		California State Economic Recovery Bond1		04/03/06		3.070 					2,400,000
	3,400,000 		California State Economic Recovery Bond1		04/03/06		3.070 					3,400,000
	600,000 		California State Economic Recovery Bond1		04/03/06		3.070 					600,000
	1,365,000 		Clayton County, Georgia, Housing Authority1		04/05/06		3.220 					1,365,000
	1,400,000 		Colorado Housing & Finance Authority1		04/05/06		3.200 					1,400,000
	5,000,000 		Michigan State Housing Development Authority, Rental Housing Revenue1		04/05/06		3.160 					5,000,000
	3,400,000 		Missouri Development Finance Board Cultural Facilities Revenue1		04/03/06		3.160 					3,400,000
	900,000 		New York State Local Government Assistance Corp.1		04/05/06		3.120 					900,000
	3,500,000 		New York State Local Government Assistance Corp.1		04/05/06		3.140 					3,500,000
	7,700,000 		New York, New York, City Transitional Finance Authority1		04/03/06		3.040 					7,700,000
	200,000 		New York, New York, City Transitional Finance Authority1		04/03/06		3.110 					200,000
	2,000,000 		New York, New York, City Transitional Finance Authority1		04/03/06		3.110 					2,000,000
	500,000 		New York, New York, City Transitional Finance Authority1		04/03/06		3.180 					500,000
	5,700,000 		New York, New York, City Transitional Finance Authority1		04/05/06		3.130 					5,700,000
	2,170,000 		New York, New York, City Transitional Finance Authority1		04/05/06		3.140 					2,170,000
	1,000,000 		New York, New York, City Transitional Finance Authority1		04/05/06		3.140 					1,000,000
	1,200,000 		New York, New York, City Transitional Finance Authority1		04/05/06		3.140 					1,200,000
	800,000 		Will County, Illinois Exempt Facilities Revenue1		04/03/06		3.250 					800,000
			Total Miscellaneous									47,560,000

			PRE-REFUNDED (0.8%)2
	4,100,000 		Charlotte, North Carolina		05/01/06		5.600 					4,191,748

			SPECIAL TAX (0.9%)
	4,900,000 		Riverside County, California, Special Tax1		04/05/06		3.130 					4,900,000

			TRANSPORTATION (4.1%)
	1,000,000 		Arizona State Transportation Board Highway Revenue		07/01/06		5.000 					1,004,444
	14,500,000 		Kansas State Department of Transportation & Highway Revenue1		04/03/06		3.100 					14,500,000
	3,200,000 		Metropolitan Transportation Authority, New York1		04/05/06		3.140 					3,200,000
	3,000,000 		New Mexico State Highway Commission		06/15/06		5.000 					3,011,838
	1,200,000 		New York State Thruway Authority Highway & Bridge Trust Fund		04/01/06		5.250 					1,200,000
			Total Transportation									22,916,282

			UTILITIES (2.0%)
	4,350,000 		Long Island Power Authority New York, Electric System1		04/03/06		3.160 					4,350,000
	4,600,000 		Municipal Electric Authority of Georgia1		04/05/06		3.100 					4,600,000
	900,000 		Piedmont Municipal Power Agency Electric Revenue1		04/05/06		3.100 					900,000
	1,400,000 		Washington State Public Power Supply System1		04/05/06		3.170 					1,400,000
			Total Utilities									11,250,000

			WATER/SEWER (10.3%)
	1,300,000 		Boston, Massachusetts, Water & Sewer Commission1		04/06/06		3.120 					1,300,000
	1,400,000 		California State Department of Water Resources & Power Supply Revenue1		04/03/06		3.070 					1,400,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2006 (unaudited)

	Principal				Maturity		Interest
	Amount				Date		Rate					Value
			MUNICIPAL BONDS (continued)
			WATER/SEWER (continued)
$	1,800,000 		California State Department of Water Resources1		04/05/06		3.230 	%			$	1,800,000
	10,250,000 		California State Department of Water Resources1		04/06/06		3.200 					10,250,000
	3,700,000 		Durham, North Carolina, Water & Sewer Revenue1		04/05/06		3.200 					3,700,000
	700,000 		Irvine Ranch, California, Water District1		04/03/06		3.030 					700,000
	7,530,000 		Massachusetts State Water Resources Authority1		04/03/06		3.140 					7,530,000
	5,800,000 		Massachusetts State Water Resources Authority1		04/05/06		3.090 					5,800,000
	1,000,000 		Massachusetts State Water Resources Authority1		04/05/06		3.150 					1,000,000
	1,550,000 		Massachusetts State Water Resources Authority1		04/05/06		3.170 					1,550,000
	2,600,000 		Metropolitan Water District of Southern California1		04/03/06		2.950 					2,600,000
	6,000,000 		New York, New York, City Municipal Water Finance Authority1		04/03/06		3.090 					6,000,000
	3,600,000 		New York, New York, City Municipal Water Finance Authority1		04/03/06		3.090 					3,600,000
	4,100,000 		New York, New York, City Municipal Water Finance Authority1		04/03/06		3.160 					4,100,000
	1,000,000 		Ohio State Solid Waste Revenue1		04/03/06		3.240 					1,000,000
	4,800,000 		Seattle, Washington Water System Revenue1		04/05/06		3.050 					4,800,000
			Total Water/Sewer									57,130,000
			Total Municipal Bonds									482,030,905

			COMMERCIAL PAPER (12.9%)
	7,000,000 		City of Houston, Texas		05/16/06		3.280 					7,000,000
	4,200,000 		City of San Antonio, Texas		05/18/06		3.280 					4,200,000
	4,000,000 		King County, Washington		04/04/06		3.220 					4,000,000
	2,200,000 		Maryland Health & Higher Education		05/16/06		3.130 					2,200,000
	4,042,000 		Massachusetts State Health & Educational Facilities Authority		04/05/06		3.220 					4,042,000
	6,300,000 		Massachusetts State Health & Educational Facilities Authority		05/23/06		3.280 					6,300,000
	3,300,000 		Montgomery County		05/23/06		3.300 					3,300,000
	10,000,000 		Montgomery County		05/23/06		3.320 					10,000,000
	4,000,000 		School District Palm Beach		04/06/06		3.060 					4,000,000
	5,000,000 		State of California		05/02/06		3.200 					5,000,000
	9,700,000 		Tennessee State School		04/05/06		3.220 					9,700,000
	3,705,000 		Texas Public Finance		05/16/06		3.280 					3,705,000
	4,000,000 		University of Texas		04/04/06		3.080 					4,000,000
	1,330,000 		University of Texas		05/18/06		3.280 					1,330,000
	3,000,000 		University of Texas		05/23/06		3.280 					3,000,000
			Total Commercial Paper									71,777,000

			TOTAL INVESTMENTS, AT AMORITIZED COST				99.6 	%			$	553,807,905
			OTHER ASSETS IN EXCESS OF LIABILITIES				0.4 					2,330,260
			NET ASSETS				100.0 	%			$	556,138,165

 1    Variable rate instrument. Interest
       rates change on specific dates
          (such as a coupon or interest
            payment date). The
               yield shown represents
             the March 31, 2006
            coupon rate.

 2    For pre-refunded
        obligations, the stated
         maturity date represents
         the date of redemption
          which, pursuant to the
           terms of the escrow
           agreement, has been
            accelerated from the
            original stated maturity date.

       Portfolio holdings are
        shown as of the date
         indicated.  Since market
        conditions fluctuate suddenly
        and frequently, the portfolio
        holdings may change and this
         list is not indicative of future
          portfolio composition.
         These portfolio holdings are
         not intended to be and do not
         constitute recommendations
          that others buy, sell, or hold
           any of the securities listed.

       An investment in money
       market funds is
       neither insured nor
       guaranteed by the
       Federal Deposit
        Insurance
        Corporation or
        any other government
       agency. Although
      money market funds
      seek to preserve
       the value of
       your investment
       at $1.00 per share,
       it is possible to lose
      money by investing
      in these funds.

       For more complete
       information on the
       fund, call
       1-800-625-5759
       for a prospectus
       or visit www.bbhfunds.com.
       You should consider
       the fund's investment
      objectives, risks,
      charges, and expenses
      carefully before you invest.
      Information about these
      and other important subjects
        is in the Fund's prospectus,
       which you should read
       carefully before investing.

       The BBH Fund Family is
       managed by Brown Brothers
      Harriman.  The Distributor is
      Edgewood Services, Inc.
       Date of first use: 5/06.





ITEM 2. CONTROLS AND PROCEDURES.

(a)  	Based upon their evaluation of the registrant's
	 disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal
 	financial officer and principal executive officer have concluded that those disclosure controls and
	 procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified
	in the Securities and Exchange Commission's rules and forms.

(b) 	There were no significant changes in the registrant's
 	internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a) The certifications required by Rule
	 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. 	I have reviewed this report on Form N-Q
	of BBH Trust on behalf of: BBH Money
 	Market Fund, BBH U.S. Treasury
	Money Fund,
    	BBH Tax Free Short/Intermediate
 	Fixed income Fund and BBH Tax Exempt
 	Money Fund ("registrant");


2.	Based on my knowledge, this report
 	does not contain any untrue statement
 	of a material fact or omit to
    	state a material fact necessary
 	to make the statements made, in light
 	of the circumstances under which
 	such statements
    	were made, not misleading with
 	respect to the period covered by
	 this report;

3. 	Based on my knowledge, the schedules
 	of investments included in this report,
 	fairly present in all material respects
	the
     investments of the registrant as of,
 	the end of the fiscal quarter for which
 	the report is filed;

4. 	The registrant's other certifying
	officer and I are responsible for establishing and maintaining disclosure controls and procedures
     (as defined in rule 30a-3(c) under
 	the Investment Company Act of 1940)
	for the registrant and have:

       a.   	designed such disclosure controls
 		and procedures, or caused such
 		disclosure controls and procedures
 		to be designed
     		under our supervision, to ensure
 		that material information relating to
		the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


       b. 	designed such internal control
		over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding
		 the reliability of financial reporting
    		and the preparation of financial
 		statements for external
		purposes in accordance
		with generally accepted accounting
   		principles.


       c. 	evaluated the effectiveness of the
 		registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

       d. 	disclosed in this report any
 		change in the registrant's internal
 		control over financial reporting
		that occurred
    		during  the registrant's
 		most recent fiscal quarter that
 		has materially affected, or is
		reasonably likely to materially
    		affect the registrant's
		internal control over financial
		reporting; and

5. 	The registrant's other certifying
	officer and I have disclosed to the
	registrant's auditors and the audit
   	committee of the registrant's
	board of directors (or persons
	performing the equivalent functions):

       a. 	all significant deficiencies
 		and material weaknesses in
		the design or operation of
		internal control over
    		financial reporting which
		are reasonably likely to adversely
		affect the registrant's ability
 		to record,
    		process, summarize,
		and report financial information; and

b. 	any fraud, whether or not material, that
 	involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  May 26, 2006


/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer








EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles Schreiber, certify that:

1. 	I have reviewed this report on Form N-Q
 	of BBH Trust on behalf of: BBH Money Market Fund,
 	BBH U.S. Treasury Money Fund,
    	BBH Tax Free Short/Intermediate Fixed income
	Fund and BBH Tax Exempt Money Fund ("registrant");


2. 	Based on my knowledge, this report does
 	not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules of
 	investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. 	The registrant's other certifying officer
	and I are responsible for establishing and maintaining disclosure controls and procedures
     (as defined in rule 30a-3(c) under the
	Investment Company Act of 1940) for the
	registrant and have:

       a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. 	designed such internal control over financial
 	reporting, or caused such internal control
	 over financial reporting to be
    	designed under our supervision,
	to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c. 	evaluated the effectiveness of the
	registrant's disclosure controls and
	procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

       d. 	disclosed in this report any change in
	the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting; and

5. 	The registrant's other certifying officer
	and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a. 	all significant deficiencies
	and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b. 	any fraud, whether or not material, that
	involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  May 26, 2006

/s/Charles Schreiber
==========================
Charles Schreiber
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the
Securities Exchange Act of 1934 and
the Investment Company
Act of 1940, the registrant has duly
caused this report to be signed on its
behalf by the undersigned,
thereunto duly authorized.

(Registrant)	BBH TRUST
               ----------------


By (Signature and Title)* /s/John A. Nielson
                           ------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  May 26, 2006








Pursuant to the requirements of the
 Securities Exchange Act of 1934
and the Investment Company Act
of 1940, this
report has been signed below
 by the following persons on
 behalf of the registrant
and in the capacities and on
 the dates indicated.



By (Signature and Title)* /s/Charles Schreiber
                          --------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date:  May 26, 2006



* Print name and title of each
 signing officer under his or
 her signature.